Prospectus                                    [RiverSource Investments Logo]

RiverSource(SM)
Short Duration U.S. Government Fund

Prospectus July 29, 2005

Amended as of Oct. 3, 2005

> RiverSource Short Duration U.S. Government Fund (formerly AXP(R) Short Duration U.S. Government Fund) seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

             Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents

The Fund                                                                3p

Objective                                                               3p

Principal Investment Strategies                                         3p

Principal Risks                                                         4p

Past Performance                                                        5p

Fees and Expenses                                                       8p

Other Investment Strategies and Risks                                   9p

Fund Management and Compensation                                       10p

Buying and Selling Shares                                              15p

Transactions Through Unaffiliated Financial Intermediaries             15p

Valuing Fund Shares                                                    16p

Investment Options                                                     16p

Purchasing Shares                                                      18p

Sales Charges                                                          21p

Exchanging/Selling Shares                                              26p

Distributions and Taxes                                                29p

Dividends and Capital Gain Distributions                               29p

Reinvestments                                                          30p

Taxes                                                                  30p

Master/Feeder Structure                                                31p

Financial Highlights                                                   32p

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express), and is now a separate public company, trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Fund and is the parent company of the Fund's investment manager, RiverSource Investments, LLC; the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation); and the Fund's custodian, Ameriprise Trust Company (formerly American Express Trust Company). On Oct. 1, 2005, the Fund changed its name, such that it no longer is branded AXP(R). The Fund now bears the RiverSource(SM) brand. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

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The Fund

OBJECTIVE

RiverSource Short Duration U.S. Government Fund (the Fund) seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. Because any investment involves risk, achieving this objective cannot be guaranteed.

The Fund seeks to achieve its objective by investing all of its assets in a master portfolio (Portfolio) rather than by directly investing in and managing its own portfolio of securities. The Portfolio has the same objective and investment policies as the Fund. The Fund's Board of Directors (Board) has approved the withdrawal of the Fund's assets from the Portfolio, which is expected to be completed in late 2005 or early 2006. After that date, the Fund will invest directly in and manage its own portfolio of securities rather than investing in the Portfolio. For more information, see "Master/Feeder Structure."

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Shareholders will be given at least 60 days' notice of any change in the 80% policy. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills, and notes, and of its agencies and instrumentalities. The Fund may also invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie
Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. When market conditions are favorable, the Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, or that are denominated in currencies other than the U.S. dollar.

In pursuit of the Fund's objective, the Fund's investment manager (RiverSource Investments, LLC) chooses investments by:

o  Reviewing credit characteristics and the interest rate outlook.

o Identifying and buying securities that are high quality or have similar qualities, in the investment manager's opinion, even though they are not rated or have been given a lower rating by a rating agency.

o Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

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In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   o The security is overvalued relative to alternative investments.

   o The investment manager wishes to lock-in profits.

   o Changes in the interest rate or economic outlook.

   o The investment manager identifies a more attractive opportunity.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

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PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. For purposes of the performance calculation in the table we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

[BAR CHART]
                            CLASS A SHARE PERFORMANCE
                            (based on calendar years)

+13.90% +4.21% +7.86% +6.93% +1.13% +5.90% +6.77% +5.94% +1.03%   +0.83%
  1995   1996   1997   1998   1999   2000   2001   2002    2003    2004

During the periods shown in the bar chart, the highest return for a calendar quarter was +4.02% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was -1.49% (quarter ended March 31, 2000).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at June 30, 2005 was +0.88%.

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Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                                  Since             Since
                                                              1 year    5 years  10 years    inception (B&Y)    inception (C)
RiverSource Short Duration U.S. Government:
   Class A
      Return before taxes                                     -3.96%    +3.05%    +4.89%           N/A               N/A
      Return after taxes on distributions                     -4.79%    +1.57%    +2.79%           N/A               N/A
      Return after taxes on distributions
      and sale of fund shares                                 -2.58%    +1.68%    +2.85%           N/A               N/A
   Class B
      Return before taxes                                     -4.85%    +2.92%      N/A         +4.40%(a)            N/A
   Class C
      Return before taxes                                     -0.92%      N/A       N/A            N/A            +3.70%(b)
   Class Y
      Return before taxes                                     +0.99%    +4.23%      N/A         +5.35%(a)            N/A
Lehman Brothers 1-3 Year Government Index
(reflects no deduction for fees, expenses or taxes)           +1.07%    +5.11%    +5.79%        +5.59%(c)         +5.01%(d)
Lipper Short U.S. Government Funds Index                      +1.01%    +4.51%    +5.31%        +5.10%(c)         +4.36%(d)

(a) Inception date is March 20, 1995.

(b) Inception date is June 26, 2000.

(c) Measurement period started April 1, 1995.

(d) Measurement period started July 1, 2000.

The Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

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FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                            4.75%          none         none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none(b)         5%           1%          none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.51%    0.51%   0.51%    0.51%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.27%    0.27%   0.28%    0.35%
Total                                          1.03%    1.78%   1.79%    0.86%
Fee waiver/expense reimbursement               0.14%    0.14%   0.15%    0.14%
Net expenses(e)                                0.89%    1.64%   1.64%    0.72%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.64% for Class B: 1.64% for Class C and 0.72% for Class Y.

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Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years      5 years     10 years
Class A(a)                      $562         $774       $1,005       $1,667
Class B                         $667(b)      $947(b)    $1,152(b)    $1,890(c)
Class C                         $267(b)      $549       $  957       $2,098
Class Y                         $ 74         $261       $  464       $1,052

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                               1 year      3 years      5 years     10 years
Class A(a)                      $562         $774       $1,005       $1,667
Class B                         $167         $547       $  952       $1,890(b)
Class C                         $167         $549       $  957       $2,098
Class Y                         $ 74         $261       $  464       $1,052

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

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Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

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The Portfolio pays RiverSource Investments a fee for managing is assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.51% of the Portfolio's average daily net assets. Under the Agreement, the Portfolio also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Scott Kirby, Portfolio Manager

o  Began managing the Fund in 2001.

o  Leader of the structured assets sector team.

o Employed by RiverSource Investments (previously American Express Financial Corporation (AEFC)) from 1979 to 1985 and from 1987 to present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

Jamie Jackson, CFA, Portfolio Manager

o  Began managing the Fund in 2003.

o  Leader of the liquid assets sector team.

o  Joined RiverSource Investments (previously AEFC) in 2003.

o Co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management, 1997 to 2003.

o  Began investment career in 1988.

o  MBA, Marquette University.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio managers lead the teams that specialize in the sectors in which the Fund primarily invests, and collectively determine allocation of Fund assets among the sectors.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

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Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

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Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

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Additional Management Information

Manager of Manager Exemption. The Fund has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, holders of a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

Affiliated Funds-of-Funds. RiverSource Investments also serves as investment manager to the RiverSource Portfolio Builder Funds (Portfolio Builder Funds), a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells securities to manage transactions for the Portfolio Builder Funds. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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Buying and Selling Shares

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

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15p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution and shareholder servicing (12b-1) fee of 1.00%. Class C shares redeemed within one year after purchase may be subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial

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16p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.

The following table shows the key features of each class:

                  Class A        Class B        Class C       Class Y
----------------- -------------- -------------- ------------- ---------------
Availability      Available to   Available to   Available     Limited to
                  all            all            to all        qualifying
                  investors.     investors.     investors.    institutional
                                                              investors.
----------------- -------------- -------------- ------------- ---------------
Initial Sales     Yes. Payable   No. Entire     No. Entire    No. Entire
Charge            at time of     purchase       purchase      purchase
                  purchase.      price is       price is      price is
                  Lower sales    invested in    invested in   invested in
                  charge for     shares of      shares of     shares of the
                  larger         the Fund.      the Fund.     Fund.
                  investments.
----------------- -------------- -------------- ------------- ---------------
Deferred Sales    On purchases   Maximum 5%     1% CDSC may   None.
Charge            over           CDSC during    apply if
                  $1,000,000,    the first      you sell
                  1% CDSC may    year           your shares
                  apply if you   decreasing     within one
                  sell your      to 0% after    year after
                  shares         six years.     purchase.
                  within one
                  year after
                  purchase.
----------------- -------------- -------------- ------------- ---------------
12b-1             Yes. 0.25%     Yes. 1.00%     Yes. 1.00%    Yes. 0.10%
Distribution
Fee and/or
Shareholder
Service Fee*
----------------- -------------- -------------- ------------- ---------------
Conversion to     N/A            Yes,           No.           No.
Class A                          automatically
                                 in ninth
                                 year of
                                 ownership.
----------------- -------------- -------------- ------------- ---------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A, Class B and Class C shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

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17p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds and how you can purchase Fund shares from Ameriprise Financial Services.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

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18p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- ------------------------------------------
Individual or joint account        The individual or one of the owners
                                   listed on the joint account
---------------------------------- ------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- ------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- ------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no
                                   legal entity is designated in the
                                   account title)
---------------------------------- ------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- ------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- ------------------------------------------
Corporate or LLC electing          The corporation
corporate status on Form 8832
---------------------------------- ------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- ------------------------------------------

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

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19p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for accounts outside of a brokerage account.

 ** $50 minimum per payment for qualified accounts outside of a brokerage account.

By wire or electronic funds transfer

Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

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20p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charge* for Class A shares:

                                      As a % of                  As a % of             Maximum re-allowance
Total market value                 purchase price**         net amount invested      as a % of purchase price
Up to $49,999                           4.75%                      4.99%                       4.00%
$50,000-$99,999                         4.25                       4.44                        3.50
$100,000-$249,999                       3.50                       3.63                        3.00
$250,000-$499,999                       2.50                       2.56                        2.15
$500,000-$999,999                       2.00                       2.04                        1.75
$1,000,000 or more***                   0.00                       0.00                        0.00

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

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21p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held outside of a brokerage account;

o  Individual or joint accounts held through a brokerage account;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services, your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

Unless you provide Ameriprise Financial Services, your financial advisor or your investment professional in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

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22p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Letter of Intent (LOI)

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

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23p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

   o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB,

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide Ameriprise Financial Services, your financial advisor or investment professional with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/investments and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

If the sale is made during the:                 The CDSC percentage rate is:*
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

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24p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the CDSC for Class B shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

Waivers of the CDSC for Class C shares

The CDSC will be waived on sales of shares in the event of the shareholder's death.

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25p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

EXCHANGING/SELLING SHARES

To sell or exchange shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds on how you can exchange or sell shares held with Ameriprise Financial Services.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

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26p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

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27p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

Ameriprise Financial Services
70200 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

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28p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a non-brokerage/wrap account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

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29p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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30p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. Here is an illustration of the structure:

                        Investors buy shares in the Fund
                                       |
                                       V
                      The Fund buys units in the Portfolio
                                       |
                                       V
          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

At a meeting held on January 12-13, 2005, the Fund's Board determined that it was in the best interests of shareholders to withdraw the Fund's assets from the master/feeder structure. The necessary steps to finalize the withdrawal are expected to be completed in late 2005 or early 2006. After that date, the Fund will invest directly in and manage its own portfolio of securities rather than investing in a master portfolio. RiverSource Investments, the investment manager to the master portfolio, will continue to serve as investment manager to the Fund under the same terms and conditions.

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31p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002         2001
Net asset value, beginning of period                                 $4.82        $4.94        $4.85        $4.78        $4.59
                                                                     -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .12          .11          .15          .19          .27
Net gains (losses) (both realized and unrealized)                     (.03)        (.12)         .09          .08          .19
                                                                     -----        -----        -----        -----        -----
Total from investment operations                                       .09         (.01)         .24          .27          .46
                                                                     -----        -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.12)        (.11)        (.15)        (.20)        (.27)
                                                                     -----        -----        -----        -----        -----
Net asset value, end of period                                       $4.79        $4.82        $4.94        $4.85        $4.78
                                                                     -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $894       $1,188       $1,728       $1,185       $1,047
Ratio of expenses to average daily net assets(b)                      .93%(c)      .97%         .95%         .95%         .98%
Ratio of net investment income (loss) to average daily net assets    2.49%        2.19%        2.90%        4.01%        5.72%
Portfolio turnover rate (excluding short-term securities)             169%         125%         218%         267%         366%
Total return(d)                                                      1.92%        (.24%)       4.90%        5.77%       10.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 1.01% for the year ended May 31, 2005.

(d)  Total return does not reflect payment of a sales charge.

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32p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002         2001
Net asset value, beginning of period                                 $4.82        $4.94        $4.85        $4.78        $4.59
                                                                     -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .08          .07          .11          .16          .24
Net gains (losses) (both realized and unrealized)                     (.03)        (.12)         .09          .08          .18
                                                                     -----        -----        -----        -----        -----
Total from investment operations                                       .05         (.05)         .20          .24          .42
                                                                     -----        -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.08)        (.07)        (.11)        (.17)        (.23)
                                                                     -----        -----        -----        -----        -----
Net asset value, end of period                                       $4.79        $4.82        $4.94        $4.85        $4.78
                                                                     -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $588         $963       $1,578       $1,104         $912
Ratio of expenses to average daily net assets(b)                     1.68%(c)     1.72%        1.71%        1.71%        1.73%
Ratio of net investment income (loss) to average daily net assets    1.73%        1.44%        2.15%        3.25%        4.96%
Portfolio turnover rate (excluding short-term securities)             169%         125%         218%         267%         366%
Total return(d)                                                      1.16%        (.99%)       4.11%        4.98%        9.36%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.76% for the year ended May 31, 2005.

(d)  Total return does not reflect payment of a sales charge.

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33p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002         2001(b)
Net asset value, beginning of period                                 $4.82        $4.94        $4.85        $4.78        $4.63
                                                                     -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .08          .07          .11          .16          .22
Net gains (losses) (both realized and unrealized)                     (.03)        (.12)         .09          .08          .14
                                                                     -----        -----        -----        -----        -----
Total from investment operations                                       .05         (.05)         .20          .24          .36
                                                                     -----        -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.08)        (.07)        (.11)        (.17)        (.21)
                                                                     -----        -----        -----        -----        -----
Net asset value, end of period                                       $4.79        $4.82        $4.94        $4.85        $4.78
                                                                     -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $24          $38          $58          $29           $7
Ratio of expenses to average daily net assets(c)                     1.68%(d)     1.73%        1.72%        1.72%        1.73%(e)
Ratio of net investment income (loss) to average daily net assets    1.73%        1.44%        2.10%        3.09%        4.93%(e)
Portfolio turnover rate (excluding short-term securities)             169%         125%         218%         267%         366%
Total return(f)                                                      1.16%        (.99%)       4.11%        4.98%        8.08%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.77% for the year ended May 31, 2005.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

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34p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002         2001
Net asset value, beginning of period                                 $4.82        $4.94        $4.85        $4.78        $4.59
                                                                     -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .13          .12          .15          .20          .28
Net gains (losses) (both realized and unrealized)                     (.03)        (.12)         .09          .08          .19
                                                                     -----        -----        -----        -----        -----
Total from investment operations                                       .10           --          .24          .28          .47
                                                                     -----        -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.13)        (.12)        (.15)        (.21)        (.28)
                                                                     -----        -----        -----        -----        -----
Net asset value, end of period                                       $4.79        $4.82        $4.94        $4.85        $4.78
                                                                     -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $100         $115         $164         $188         $161
Ratio of expenses to average daily net assets(b)                      .76%(c)      .81%         .79%         .79%         .82%
Ratio of net investment income (loss) to average daily net assets    2.66%        2.35%        3.12%        4.17%        5.89%
Portfolio turnover rate (excluding short-term securities)             169%         125%         218%         267%         366%
Total return(d)                                                      2.10%        (.08%)       5.07%        5.93%       10.36%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.84% for the year ended May 31, 2005.

(d)  Total return does not reflect payment of a sales charge.

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35p -- RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- 2005 PROSPECTUS

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/investments

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-4260

Ticker Symbol
Class A: IFINX    Class B:ISHOX
Class C: AXFCX    Class I:--
Class Y: IDFYX

[RiverSource Investments Logo]

RiverSource Investments
200 Ameriprise Financial Center
Minneapolis, MN 55474

                                                            S-6042-99 AA (10/05)

              RiverSource(SM) Short Duration U.S. Government Fund

                   Supplement to the July 29, 2005 Prospectus

                           Amended as of Oct. 3, 2005

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                        Class I
Management fees                                                      0.51%
Distribution (12b-1) fees                                            0.00%
Other expenses(a)                                                    0.08%
Total                                                                0.59%

(a) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class I.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                 1 year     3 years     5 years    10 years
Class I                            $60       $189        $330        $741

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class I shares only through the distributor (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another RiverSource fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005       2004(b)
Net asset value, beginning of period                                 $4.83      $4.90
                                                                     -----      -----
Income from investment operations:
Net investment income (loss)                                           .14        .03
Net gains (losses) (both realized and unrealized)                     (.04)      (.07)
                                                                     -----      -----
Total from investment operations                                       .10       (.04)
                                                                     -----      -----
Less distributions:
Dividends from net investment income                                  (.14)      (.03)
                                                                     -----      -----
Net asset value, end of period                                       $4.79      $4.83
                                                                     -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $31         $4
Ratio of expenses to average daily net assets(c)                      .57%       .63%(d)
Ratio of net investment income (loss) to average daily net assets    2.98%      2.74%(d)
Portfolio turnover rate (excluding short-term securities)             169%       125%
Total return(e)                                                      2.06%      (.87%)(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

                                                            S-6042-79 AA (10/05)

Prospectus                                    [RiverSource Investments Logo]

RiverSource(SM)
U.S. Government Mortgage Fund

Prospectus July 29, 2005

Amended as of Oct. 3, 2005

> RiverSource U.S. Government Mortgage Fund (formerly AXP(R) U.S. Government Mortgage Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents

The Fund                                                                3p

Objective                                                               3p

Principal Investment Strategies                                         3p

Principal Risks                                                         4p

Past Performance                                                        5p

Fees and Expenses                                                       8p

Other Investment Strategies and Risks                                  10p

Fund Management and Compensation                                       11p

Buying and Selling Shares                                              15p

Transactions Through Unaffiliated
   Financial Intermediaries                                            15p

Valuing Fund Shares                                                    16p

Investment Options                                                     16p

Purchasing Shares                                                      18p

Sales Charges                                                          21p

Exchanging/Selling Shares                                              26p

Distributions and Taxes                                                29p

Dividends and Capital
   Gain Distributions                                                  29p

Reinvestments                                                          30p

Taxes                                                                  30p

Financial Highlights                                                   31p

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express), and is now a separate public company, trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Fund and is the parent company of the Fund's investment manager, RiverSource Investments, LLC; the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation); and the Fund's custodian, Ameriprise Trust Company (formerly American Express Trust Company). On Oct. 1, 2005, the Fund changed its name, such that it no longer is branded AXP(R). The Fund now bears the RiverSource(SM) brand. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

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2p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

The Fund

OBJECTIVE

RiverSource U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. Because any investment involves risk, achieving these objectives cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The selection of mortgage related securities is the primary decision in building the investment portfolio. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's objective, the Fund's investment manager (RiverSource Investments, LLC) chooses investments by reviewing:

o  Relative value within the U.S. Government mortgage sector.

o  The interest rate outlook.

o  The yield curve.

The yield curve is a graphic representation of the yields of bonds of the same quality but different maturities. A graph showing an upward trend with short-term rates lower than long-term rates is called a positive yield curve, while a downward trend is a negative or inverted yield curve.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The interest rate or economic outlook changes.

o  The security is overvalued relative to alternative investments.

o  A more attractive opportunity exists.

o The issuer or the security continues to meet the other standards described above.

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3p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on the investment manager's analysis of credit risk more heavily than usual.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

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4p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

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5p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

[BAR CHART]
                            CLASS A SHARE PERFORMANCE
                            (based on calendar years)
                                                                   +3.04% +4.05%
                                                                    2003   2004

During the periods shown in the bar chart, the highest return for a calendar quarter was +2.40% (quarter ended Sept. 30, 2004) and the lowest return for a calendar quarter was -1.10% (quarter ended June 30, 2004).

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at June 30, 2005 was +1.67%.

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6p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                               Since
                                                                              1 year         inception
RiverSource U.S. Government Mortgage:
   Class A
      Return before taxes                                                     -0.89%         +3.14%(a)
      Return after taxes on distributions                                     -2.13%         +1.68%(a)
      Return after taxes on distributions and sale of fund shares             -0.60%         +1.81%(a)
   Class B
      Return before taxes                                                     -1.71%         +2.83%(a)
   Class C
      Return before taxes                                                     +2.29%         +4.12%(a)
   Class Y
      Return before taxes                                                     +4.23%         +5.09%(a)
Lehman Brothers Mortgage-Backed Securities Index
(reflects no deduction for fees, expenses or taxes)                           +4.70%         +5.05%(b)
Lipper U.S. Mortgage Funds Index                                              +3.52%         +4.33%(b)

(a) Inception date is Feb. 14, 2002.

(b) Measurement period started March 1, 2002.

The Lehman Brothers Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

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7p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                            4.75%          none         none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none(b)         5%           1%          none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.52%    0.52%   0.52%    0.52%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(c)                              0.35%    0.36%   0.35%    0.44%
Total                                          1.12%    1.88%   1.87%    0.96%
Fee waiver/expense reimbursement               0.23%    0.24%   0.23%    0.25%
Net expenses(d)                                0.89%    1.64%   1.64%    0.71%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.64% for Class B; 1.64% for Class C and 0.71% for Class Y.

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8p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years      5 years     10 years
Class A(a)                      $562         $793       $1,042       $1,758
Class B                         $667(b)      $968(b)    $1,195(b)    $1,987(c)
Class C                         $267(b)      $566       $  991       $2,177
Class Y                         $ 73         $281       $  507       $1,160

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                               1 year      3 years      5 years     10 years
Class A(a)                      $562         $793       $1,042       $1,758
Class B                         $167         $568       $  995       $1,987(b)
Class C                         $167         $566       $  991       $2,177
Class Y                         $ 73         $281       $  507       $1,160

(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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9p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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10p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.52% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

Scott Kirby, Portfolio Manager

o  Managed the Fund since 2002.

o  Leader of the structured assets sector team.

o Employed by RiverSource Investment (previously American Express Financial Corporation) from 1979 to 1985 and from 1987 to present.

o  Began investment career in 1979.

o  MBA, University of Minnesota.

The fixed income department of RiverSource Investments is divided into six sector teams, each of which includes a portfolio manager or portfolio managers and several analysts, and each of which specializes in a specific sector of the fixed income market. The Fund's portfolio manager leads the team that specializes in the sector in which the Fund primarily invests.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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11p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

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12p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

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13p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Additional Management Information

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Affiliated Funds-of-Funds. RiverSource Investments also serves as investment manager to the RiverSource Portfolio Builder Funds (Portfolio Builder Funds), a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells securities to manage transactions for the Portfolio Builder Funds. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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14p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Buying and Selling Shares

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

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15p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution and shareholder servicing (12b-1) fee of 1.00%. Class C shares redeemed within one year after purchase may be subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial

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16p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS
intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.

The following table shows the key features of each class:

                 Class A        Class B        Class C     Class Y
---------------- -------------- -------------- ----------- --------------
Availability     Available to   Available to   Available   Limited to
                 all            all            to all      qualifying
                 investors.     investors.     investors.  institutional
                                                           investors.
---------------- -------------- -------------- ----------- --------------
Initial Sales    Yes. Payable   No. Entire     No.         No. Entire
Charge           at time of     purchase       Entire      purchase
                 purchase.      price is       purchase    price is
                 Lower sales    invested in    price is    invested in
                 charge for     shares of      invested    shares of
                 larger         the Fund.      in shares   the Fund.
                 investments.                  of the
                                               Fund.
---------------- -------------- -------------- ----------- --------------
Deferred Sales   On purchases   Maximum 5%     1% CDSC     None.
Charge           over           CDSC during    may apply
                 $1,000,000,    the first      if you
                 1% CDSC may    year           sell your
                 apply if       decreasing     shares
                 you sell       to 0% after    within
                 your shares    six years.     one year
                 within one                    after
                 year after                    purchase.
                 purchase.
---------------- -------------- -------------- ----------- --------------
12b-1            Yes. 0.25%     Yes. 1.00%     Yes. 1.00%  Yes.  0.10%
Distribution
Fee and/or
Shareholder
Service Fee*
---------------- -------------- -------------- ----------- --------------
Conversion to    N/A            Yes,           No.         No.
Class A                         automatically
                                in ninth
                                year of
                                ownership.
---------------- -------------- -------------- ----------- --------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A, Class B and Class C shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

Should you purchase Class A, Class B or Class C shares?

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

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17p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds and how you can purchase Fund shares from Ameriprise Financial Services.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

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18p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:            Use the Social Security or Employer
                                     Identification number of:
------------------------------------ ----------------------------------------
Individual or joint account          The individual or one of the owners
                                     listed on the joint account
------------------------------------ ----------------------------------------
Custodian account of a minor         The minor
(Uniform Gifts/Transfers to Minors
Act)
------------------------------------ ----------------------------------------
A revocable living trust             The grantor-trustee (the person who
                                     puts the money into the trust)
------------------------------------ ----------------------------------------
An irrevocable trust, pension        The legal entity (not the personal
trust or estate                      representative or trustee, unless no
                                     legal entity is designated in the
                                     account title)
------------------------------------ ----------------------------------------
Sole proprietorship or               The owner
single-owner LLC
------------------------------------ ----------------------------------------
Partnership or multi-member LLC      The partnership
------------------------------------ ----------------------------------------
Corporate or LLC electing            The corporation
corporate status on  Form 8832
------------------------------------ ----------------------------------------
Association, club or tax-exempt      The organization
organization
------------------------------------ ----------------------------------------

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

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19p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan
                                    with monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for accounts outside of a brokerage account.

 ** $50 minimum per payment for qualified accounts outside of a brokerage account.

By wire or electronic funds transfer

Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

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20p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charge* for Class A shares:

                                                                 As a % of             Maximum re-allowance
Total market value            As a % of purchase price**    net amount invested      as a % of purchase price
Up to $49,999                           4.75%                      4.99%                       4.00%
$50,000-$99,999                         4.25                       4.44                        3.50
$100,000-$249,999                       3.50                       3.63                        3.00
$250,000-$499,999                       2.50                       2.56                        2.15
$500,000-$999,999                       2.00                       2.04                        1.75
$1,000,000 or more***                   0.00                       0.00                        0.00

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

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21p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held outside of a brokerage account;

o  Individual or joint accounts held through a brokerage account;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services, your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

Unless you provide Ameriprise Financial Services, your financial advisor or your investment professional in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

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22p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Letter of Intent (LOI)

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

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23p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

   o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide Ameriprise Financial Services, your financial advisor or investment professional with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/investments and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

If the sale is made during the:                 The CDSC percentage rate is:*
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

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24p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the CDSC for Class B shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

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25p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Waivers of the CDSC for Class C shares

The CDSC will be waived on sales of shares in the event of the shareholder's death.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds on how you can exchange or sell shares held with Ameriprise Financial Services.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

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26p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

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27p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

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28p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a non-brokerage/wrap account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

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29p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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30p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002(b)
Net asset value, beginning of period                                 $5.03        $5.19        $5.06        $5.01
                                                                     -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .19          .16          .19          .04
Net gains (losses) (both realized and unrealized)                      .10         (.09)         .16          .04
                                                                     -----        -----        -----        -----
Total from investment operations                                       .29          .07          .35          .08
                                                                     -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.20)        (.16)        (.20)        (.03)
Tax return of capital                                                   --         (.01)          --           --
Distributions from realized gains                                       --         (.06)        (.02)          --
                                                                     -----        -----        -----        -----
Total distributions                                                   (.20)        (.23)        (.22)        (.03)
                                                                     -----        -----        -----        -----
Net asset value, end of period                                       $5.12        $5.03        $5.19        $5.06
                                                                     -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $159         $177         $251          $58
Ratio of expenses to average daily net assets(c),(d)                  .95%         .98%         .99%         .95%(e)
Ratio of net investment income (loss) to average daily net assets    3.67%        3.11%        3.31%        2.98%(e)
Portfolio turnover rate (excluding short-term securities)             137%         163%         227%         200%
Total return(f)                                                      5.78%        1.27%        6.93%        1.75%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class A would have been 1.10%, 1.05%, 1.06% and 1.58% for the periods ended May 31, 2005, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
31p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002(b)
Net asset value, beginning of period                                 $5.04        $5.20        $5.07        $5.01
                                                                     -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .15          .12          .15          .03
Net gains (losses) (both realized and unrealized)                      .09         (.09)         .16          .05
                                                                     -----        -----        -----        -----
Total from investment operations                                       .24          .03          .31          .08
                                                                     -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.16)        (.12)        (.16)        (.02)
Tax return of capital                                                   --         (.01)          --           --
Distributions from realized gains                                       --         (.06)        (.02)          --
                                                                     -----        -----        -----        -----
Total distributions                                                   (.16)        (.19)        (.18)        (.02)
                                                                     -----        -----        -----        -----
Net asset value, end of period                                       $5.12        $5.04        $5.20        $5.07
                                                                     -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $98         $129         $200          $28
Ratio of expenses to average daily net assets(c),(d)                 1.69%        1.74%        1.75%        1.74%(e)
Ratio of net investment income (loss) to average daily net assets    2.90%        2.35%        2.49%        2.68%(e)
Portfolio turnover rate (excluding short-term securities)             137%         163%         227%         200%
Total return(f)                                                      4.78%         .52%        6.12%        1.76%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class B would have been 1.86%, 1.80%, 1.82% and 2.34% for the periods ended May 31, 2005, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
32p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002(b)
Net asset value, beginning of period                                 $5.04        $5.20        $5.07        $5.01
                                                                     -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .15          .12          .15          .03
Net gains (losses) (both realized and unrealized)                      .09         (.09)         .16          .05
                                                                     -----        -----        -----        -----
Total from investment operations                                       .24          .03          .31          .08
                                                                     -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.16)        (.12)        (.16)        (.02)
Tax return of capital                                                   --         (.01)          --           --
Distributions from realized gains                                       --         (.06)        (.02)          --
                                                                     -----        -----        -----        -----
Total distributions                                                   (.16)        (.19)        (.18)        (.02)
                                                                     -----        -----        -----        -----
Net asset value, end of period                                       $5.12        $5.04        $5.20        $5.07
                                                                     -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $11          $15          $22           $5
Ratio of expenses to average daily net assets(c),(d)                 1.70%        1.74%        1.75%        1.73%(e)
Ratio of net investment income (loss) to average daily net assets    2.90%        2.36%        2.50%        2.60%(e)
Portfolio turnover rate (excluding short-term securities)             137%         163%         227%         200%
Total return(f)                                                      4.79%         .52%        6.12%        1.74%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class C would have been 1.85%, 1.80%, 1.82% and 2.34% for the periods ended May 31, 2005, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
33p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004         2003         2002(b)
Net asset value, beginning of period                                 $5.03        $5.19        $5.06        $5.01
                                                                     -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                           .20          .17          .19          .04
Net gains (losses) (both realized and unrealized)                      .08         (.09)         .16          .04
                                                                     -----        -----        -----        -----
Total from investment operations                                       .28          .08          .35          .08
                                                                     -----        -----        -----        -----
Less distributions:
Dividends from net investment income                                  (.20)        (.17)        (.20)        (.03)
Tax return of capital                                                   --         (.01)          --           --
Distributions from realized gains                                       --         (.06)        (.02)          --
                                                                     -----        -----        -----        -----
Total distributions                                                   (.20)        (.24)        (.22)        (.03)
                                                                     -----        -----        -----        -----
Net asset value, end of period                                       $5.11        $5.03        $5.19        $5.06
                                                                     -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $--          $--          $--          $--
Ratio of expenses to average daily net assets(c),(d)                  .77%         .81%         .80%         .78%(e)
Ratio of net investment income (loss) to average daily net assets    3.99%        3.29%        3.68%        2.95%(e)
Portfolio turnover rate (excluding short-term securities)             137%         163%         227%         200%
Total return(f)                                                      5.75%        1.45%        7.10%        1.80%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 14, 2002 (when shares became publicly available) to May 31, 2002.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class Y would have been 0.94%, 0.87%, 0.88% and 1.40% for the periods ended May 31, 2005, 2004, 2003 and 2002, respectively.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
34p   --   RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND   --   2005 PROSPECTUS

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/investments

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-4260

Ticker Symbol
Class A: AUGAX    Class B:AUGBX
Class C: AUGCX    Class I:--
Class Y: --

[RiverSource Investments Logo]

RiverSource Investments
200 Ameriprise Financial Center
Minneapolis, MN 55474

                                                             S-6245-99 G (10/05)

                 RiverSource(SM) U.S. Government Mortgage Fund

                   Supplement to the July 29, 2005 Prospectus

                           Amended as of Oct. 3, 2005

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                    Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                  none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                        Class I
Management fees                                                      0.52%
Distribution (12b-1) fees                                            0.00%
Other expenses(a)                                                    0.16%
Total                                                                0.68%
Fee waiver/expense reimbursement                                     0.09%
Net expenses(b)                                                      0.59%

(a) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

(b) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class I.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                 1 year     3 years     5 years    10 years
Class I                            $60       $209        $370        $842

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class I shares only through the distributor (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another RiverSource fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended May 31,                                           2005         2004(b)
Net asset value, beginning of period                                 $5.03        $5.15
                                                                     -----        -----
Income from investment operations:
Net investment income (loss)                                           .20          .05
Net gains (losses) (both realized and unrealized)                      .09         (.11)
                                                                     -----        -----
Total from investment operations                                       .29         (.06)
                                                                     -----        -----
Less distributions:
Dividends from net investment income                                  (.21)        (.06)
                                                                     -----        -----
Net asset value, end of period                                       $5.11        $5.03
                                                                     -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $--          $--
Ratio of expenses to average daily net assets(c)                      .62%(d)      .64%(e)
Ratio of net investment income (loss) to average daily net assets    3.99%        3.39%(e)
Portfolio turnover rate (excluding short-term securities)             137%         163%
Total return(f)                                                      5.92%       (1.38%)(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class I would have been 0.66% for the year ended May 31, 2005.

(e)  Adjusted to an annual basis.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

                                                             S-6245-79 G (10/05)